SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2020
Disclosure of short-term bank deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 5:-	SHORT-TERM BANK DEPOSITS

	Year ended December 31,
	2019	2020

USD bank deposits (1)	22,036	4,024
Restricted bank deposits (2)	180	184

	22,216	4,208

(1)	The USD deposits bear annual interest of 1.12% for the period of 282 days for 2020 and 2.48%-3.10% for the period of 357-368 days for 2019.

(2)	Restricted bank deposits which are primarily used as security for the Company’s office leases.